Contracted concessional assets (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ 8,173,917		$ 8,155,418
Amount of increase in the contracted concessional assets cost	507,018
Impairment loss on contracted concessional financial assets	43,079
Impairment provision based on expected credit losses on contracted concessional financial assets	(24,000)	$ 29,000
Solana [Member]
Contracted Concessional Assets [Abstract]
Recoverable amount of contracted concessional financial assets value in use	943,255
Additional impairment loss with increase in discount rate	$ 69,000
Assumed percentage decrease in generation	5.00%
Additional impairment loss with increase in discount rate	$ 41,000
Assumed basis point increase in discount rate	0.50%
Solana [Member] | Bottom of range [member]
Contracted Concessional Assets [Abstract]
Discount rate	4.50%
Solana [Member] | Top of range [member]
Contracted Concessional Assets [Abstract]
Discount rate	5.00%
Financial assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ 827,681		849,149
Financial assets under IFRS 16 lessor [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	2,895		2,941
Intangible assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	6,586,122		7,024,789
Intangible assets under IFRS 16 lessee [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	66,179		56,170
Other intangible assets [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	14,198		7,689
Property, plant and equipment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	676,842		214,680
Cost [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	11,125,459		10,824,037
Cost [Member] | Financial assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	891,757		936,837
Cost [Member] | Financial assets under IFRS 16 lessor [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	2,895		2,941
Cost [Member] | Intangible assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	9,292,599		9,467,309
Cost [Member] | Intangible assets under IFRS 16 lessee [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	78,781		66,230
Cost [Member] | Other intangible assets [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	21,467		13,800
Cost [Member] | Property, plant and equipment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	837,960		336,920
Amortization and Impairment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(2,951,542)		(2,668,619)
Amortization and Impairment [Member] | Financial assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(64,076)		(87,689)
Amortization and Impairment [Member] | Financial assets under IFRS 16 lessor [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	0		0
Amortization and Impairment [Member] | Intangible assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(2,706,477)		(2,442,520)
Amortization and Impairment [Member] | Intangible assets under IFRS 16 lessee [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(12,602)		(10,060)
Amortization and Impairment [Member] | Other intangible assets [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(7,269)		(6,111)
Amortization and Impairment [Member] | Property, plant and equipment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ (161,118)		$ (122,240)